Goodwill and intangible assets - Intangible Assets by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 4,881	$ 5,117
Accumulated amortization	(1,774)	(1,897)
Net carrying amount	3,107	3,220	$ 3,411
Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,296	2,497
Accumulated amortization	(1,774)	(1,897)
Net carrying amount	$ 522	600
Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Customer contracts—Investment Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 1,520	1,572
Accumulated amortization	(1,214)	(1,186)
Net carrying amount	$ 306	386
Finite-lived Intangible Assets | Customer contracts—Investment Services | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	10 years
Finite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 712	899
Accumulated amortization	(544)	(699)
Net carrying amount	$ 168	200
Finite-lived Intangible Assets | Customer relationships | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	11 years
Finite-lived Intangible Assets | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 64	26
Accumulated amortization	(16)	(12)
Net carrying amount	$ 48	14
Finite-lived Intangible Assets | Other | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	14 years
Indefinite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 2,585	2,620
Net carrying amount	2,585	2,620
Indefinite-lived Intangible Assets | Tradenames
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,293	1,332
Net carrying amount	1,293	1,332
Indefinite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,292	1,288
Net carrying amount	$ 1,292	$ 1,288